Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 45,075	$ 61,285
Accounts receivable and others (note 7)	4,081	4,086
Income tax receivable		9,214
Inventories (note 8)	9,377	7,532
Prepaids	14,486	12,733
Total current assets	73,019	94,850
Other long-term assets (note 9)	1,353	1,170
Capital assets (note 10)	18,791	21,471
Right-of-use assets (note 11)	8,557	33,254
Intangible assets (note 12)	15,492	13,846
Deferred tax assets (note 26)	572	507
Total assets	117,784	165,098
Current liabilities
Accounts payable and accrued liabilities (note 13)	16,835	22,808
Current portion of lease liabilities (note 14)	6,946	8,290
Current portion of long-term debt (note 16)		165
Total current liabilities	23,781	31,263
Long-term portion of lease liabilities (note 14)	26,506	29,947
Long-term warrant liability (note 15)	11,640
Long-term debt (note 16)	40,532	8,669
Other long-term liabilities (note 17)	313	285
Total liabilities	102,772	70,164
EQUITY
Share capital (note 18a)	977,261	932,951
Contributed surplus (note 18b)	39,877	43,532
Warrants (note 18c)	95,856	95,856
Accumulated other comprehensive loss	(2,846)	(3,099)
Deficit	(1,087,049)	(967,051)
Equity attributable to owners of the parent	23,099	102,189
Non-controlling interests (note 19)	(8,087)	(7,255)
Total equity	15,012	94,934
Total liabilities and equity	$ 117,784	$ 165,098